Short-term Investment And Investments Under Fair Value - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Short-Term Investments [Abstract]
Term deposits	¥ 24,332	$ 3,510
Structured deposits			¥ 89,544
Total	¥ 24,332	$ 3,510	¥ 89,544